Property and Equipment, Net (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 2,391,477	$ 305,585	$ 696,482	$ 33,720